Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.     Fair Value Measurements
Fair value is defined as an exit price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance establishes a three-level hierarchy for disclosure that is based on the extent and level of judgment used to estimate the fair value of assets and liabilities.
Recurring Valuations
Financial assets and liabilities measured at fair value on a recurring basis are summarized below as of December 31, 2020 and 2019 (in thousands):

	Fair Value Measurements as of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Current:
Cash and cash equivalents	$34,915	$34,915	$—	$—
Mutual funds	37	37	—	—
Equity securities	6,337	6,337	—	—
Corporate debt securities	54,772	—	54,772	—
Noncurrent:
Foreign bonds	950	950	—	—

Total assets measured at fair value	$97,011	$42,239	$54,772	$—

Liabilities:
Contingent consideration obligation (1)	$(972)	$—	$—	$(972)

	Fair Value Measurements as of December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Current:
Cash and cash equivalents	$75,801	$75,801	$—	$—
Corporate debt securities	32,389	—	32,389	—
Foreign government bonds	1,007	—	1,007	—
Government-sponsored securities	2,748	—	2,748	—
Mutual funds	36	36	—	—
Equity securities	3,355	3,355	—	—
Noncurrent:
Corporate debt securities	2,161	664	1,497	—

Total assets measured at fair value	$117,497	$79,856	$37,641	$—

Liabilities:
Contingent consideration obligation (1)	$(1,725)	$—	$—	$(1,725)

(1)
The contingent consideration obligations were related to the acquisitions of VivaBioCell, S.p.A., or VivaBioCell, and Receptome, LLC, or Receptome. The contingent consideration obligations are recorded at their estimated fair values and are revalued each reporting period until the related contingencies are resolved. The fair value measurements of these obligations are based on significant inputs not observable in the market (a Level 3 measurement within the fair value hierarchy) and are reviewed periodically by management. These inputs include the estimated probabilities and timing of achieving specified development and sales milestones, as well as the discount rate used to determine the present value of these milestones. Contingent considerations may change significantly as development progresses and additional data are obtained. Significant changes that would increase or decrease the probabilities or timing of achieving the development and sales milestones would result in a corresponding increase or decrease in the fair value of the contingent consideration obligations, which would be recognized on the combined consolidated statements of operations. During the year ended December 31, 2019, a contingent milestone had been reached which resulted in the recognition of a $0.8 million contingent consideration fair value adjustment which was included in accrued
expenses and other current liabilities
on the combined consolidated balance sheets. See Note 8
Commitments and Contingencies
for additional information.

Changes in the carrying amount of contingent consideration obligations were as follows (in thousands):

	Year ended December 31,
	2020	2019
Fair value, beginning of the year	$(1,725)	$(1,004)
Consideration payable	—	(786)
Net changes in fair value	753	65

Fair value, end of the year	$(972)	$(1,725)